Vanguard® FTSE Social Index Fund
Schedule of Investments (unaudited)
As of May 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (1.1%)
	Linde plc	254,686	119,086
	Newmont Corp. (XNYS)	603,949	31,840
	Fastenal Co.	606,593	25,077
	Nucor Corp.	124,273	13,590
	International Paper Co.	277,320	13,259
	International Flavors & Fragrances Inc.	135,468	10,371
	Steel Dynamics Inc.	75,897	9,341
	CF Industries Holdings Inc.	91,953	8,341
	Avery Dennison Corp.	42,424	7,540
	Westlake Corp.	17,789	1,264
			239,709
Consumer Discretionary (16.9%)
*	Amazon.com Inc.	4,975,612	1,020,050
*	Tesla Inc.	1,473,284	510,434
*	Netflix Inc.	226,811	273,813
	Costco Wholesale Corp.	235,007	244,450
	Home Depot Inc.	525,800	193,647
	McDonald's Corp.	381,947	119,874
	Walt Disney Co.	962,579	108,810
	Booking Holdings Inc.	17,548	96,846
*	Uber Technologies Inc.	1,077,388	90,673
	TJX Cos. Inc.	600,639	76,221
	Lowe's Cos. Inc.	299,506	67,607
*	MercadoLibre Inc.	24,959	63,977
*	Spotify Technology SA	77,884	51,804
	Starbucks Corp.	600,583	50,419
*	O'Reilly Automotive Inc.	30,647	41,910
	NIKE Inc. Class B	626,589	37,965
*	Chipotle Mexican Grill Inc.	724,004	36,258
*	AutoZone Inc.	8,942	33,381
	Royal Caribbean Cruises Ltd.	125,614	32,279
	Marriott International Inc. Class A	119,997	31,659
	Hilton Worldwide Holdings Inc.	126,921	31,532
*	Airbnb Inc. Class A	226,865	29,266
*	Roblox Corp. Class A	278,266	24,204
	Ross Stores Inc.	172,483	24,163
*	Copart Inc.	462,196	23,794
	Target Corp.	245,207	23,052
	Ford Motor Co.	2,080,522	21,596
	Yum! Brands Inc.	149,294	21,489
*	Take-Two Interactive Software Inc.	93,826	21,231
	Electronic Arts Inc.	140,027	20,133
*	Lululemon Athletica Inc.	61,562	19,495
*	Carvana Co.	57,323	18,754
	eBay Inc.	253,632	18,558
*	Trade Desk Inc. Class A	236,563	17,794
*	Coupang Inc.	613,645	17,213
	Garmin Ltd.	82,046	16,653
	Tractor Supply Co.	282,857	13,690
	Lennar Corp. Class A	121,378	12,876
*	Warner Bros Discovery Inc.	1,286,004	12,821
*	Carnival Corp.	543,710	12,625
*	Ulta Beauty Inc.	24,523	11,562
*	Live Nation Entertainment Inc.	83,663	11,478
	Dollar General Corp.	116,397	11,320
	Expedia Group Inc.	64,816	10,808
*	Liberty Media Corp.-Liberty Formula One Class C	110,721	10,688
	PulteGroup Inc.	108,043	10,591
*	NVR Inc.	1,484	10,560

		Shares	Market Value ($000)
	Williams-Sonoma Inc.	64,587	10,448
*	Dollar Tree Inc.	107,135	9,670
	Genuine Parts Co.	73,715	9,326
	Domino's Pizza Inc.	18,421	8,728
*	Deckers Outdoor Corp.	80,362	8,480
	Rollins Inc.	148,073	8,477
*	Aptiv plc	124,280	8,303
	Estee Lauder Cos. Inc. Class A	122,089	8,173
*	Burlington Stores Inc.	33,592	7,668
	Omnicom Group Inc.	102,497	7,527
	Best Buy Co. Inc.	112,792	7,476
*	Rivian Automotive Inc. Class A	447,263	6,499
	Fox Corp. Class A	117,038	6,430
	Pool Corp.	19,753	5,937
	News Corp. Class A	201,367	5,687
*	CarMax Inc.	82,001	5,286
	Interpublic Group of Cos. Inc.	197,033	4,721
	Fox Corp. Class B	70,229	3,531
*	United Airlines Holdings Inc.	43,660	3,468
	Southwest Airlines Co.	79,524	2,654
	News Corp. Class B	60,472	1,979
*	Liberty Media Corp.-Liberty Formula One Class A	12,703	1,119
	Lennar Corp. Class B	6,288	637
			3,802,247
Consumer Staples (4.2%)
	Procter & Gamble Co.	1,250,808	212,500
	Coca-Cola Co.	2,057,836	148,370
	PepsiCo Inc.	728,775	95,798
	McKesson Corp.	67,283	48,411
	Mondelez International Inc. Class A	709,798	47,904
	CVS Health Corp.	668,582	42,816
	Colgate-Palmolive Co.	430,737	40,033
	Cencora Inc.	91,798	26,735
	Corteva Inc.	364,494	25,806
	Kimberly-Clark Corp.	175,622	25,247
	Kenvue Inc.	1,014,747	24,222
	Kroger Co.	351,540	23,986
*	Monster Beverage Corp.	374,431	23,945
	Keurig Dr Pepper Inc.	672,203	22,633
	Sysco Corp.	260,425	19,011
	General Mills Inc.	292,203	15,855
	Church & Dwight Co. Inc.	129,261	12,708
	Kraft Heinz Co.	470,932	12,588
	Hershey Co.	77,167	12,400
	Archer-Daniels-Midland Co.	252,652	12,196
	Kellanova	138,908	11,478
	McCormick & Co. Inc.	133,459	9,706
	Clorox Co.	65,737	8,669
	Tyson Foods Inc. Class A	148,947	8,365
	J M Smucker Co.	54,683	6,158
	Conagra Brands Inc.	252,523	5,780
	Bunge Global SA	70,355	5,498
	Hormel Foods Corp.	153,640	4,714
	Campbell's Co.	101,716	3,462
			956,994
Energy (0.0%)
*	First Solar Inc.	56,488	8,930
Financials (10.6%)
	JPMorgan Chase & Co.	1,489,275	393,169
	Bank of America Corp.	3,529,758	155,768
	Goldman Sachs Group Inc.	159,911	96,019
	Progressive Corp.	309,853	88,286
	S&P Global Inc.	165,886	85,076
	Morgan Stanley	607,906	77,830
	Charles Schwab Corp.	878,208	77,581
	Blackrock Inc.	78,254	76,680
	Citigroup Inc.	1,003,177	75,559
	Chubb Ltd.	214,454	63,736

		Shares	Market Value ($000)
	Marsh & McLennan Cos. Inc.	261,334	61,063
	CME Group Inc.	190,529	55,063
	Intercontinental Exchange Inc.	301,159	54,148
	Blackstone Inc.	382,446	53,068
	Arthur J Gallagher & Co.	130,269	45,261
	Moody's Corp.	83,751	40,144
	Aon plc Class A (XNYS)	104,046	38,713
	PNC Financial Services Group Inc.	210,451	36,578
	Apollo Global Management Inc.	276,495	36,135
	US Bancorp	826,351	36,021
	Bank of New York Mellon Corp.	380,838	33,746
	Travelers Cos. Inc.	119,812	33,032
	Aflac Inc.	292,592	30,295
	Allstate Corp.	139,188	29,211
	American International Group Inc.	330,446	27,969
	Truist Financial Corp.	707,329	27,940
*	Coinbase Global Inc. Class A	107,353	26,475
	Ameriprise Financial Inc.	50,976	25,959
	MetLife Inc.	306,741	24,104
*	Robinhood Markets Inc. Class A	355,981	23,548
	MSCI Inc.	40,274	22,715
*	NU Holdings Ltd. Class A	1,719,264	20,648
	Hartford Insurance Group Inc.	153,371	19,914
	Prudential Financial Inc.	190,454	19,786
	Nasdaq Inc.	218,246	18,232
	Arch Capital Group Ltd.	191,136	18,166
	Willis Towers Watson plc	53,354	16,889
	LPL Financial Holdings Inc.	41,915	16,228
	Ares Management Corp. Class A	98,029	16,224
	M&T Bank Corp.	88,048	16,081
	Raymond James Financial Inc.	107,372	15,782
	Broadridge Financial Solutions Inc.	62,039	15,065
	State Street Corp.	155,132	14,936
	Brown & Brown Inc.	126,530	14,285
	Fifth Third Bancorp	357,943	13,670
*	Markel Group Inc.	6,711	13,031
	Cboe Global Markets Inc.	55,888	12,805
	Cincinnati Financial Corp.	81,107	12,233
	Huntington Bancshares Inc.	764,911	11,956
	W R Berkley Corp.	155,677	11,628
	First Citizens BancShares Inc. Class A	6,095	11,269
	Northern Trust Corp.	102,638	10,956
	T Rowe Price Group Inc.	116,210	10,876
	Regions Financial Corp.	481,326	10,320
	Citizens Financial Group Inc.	232,615	9,386
	Principal Financial Group Inc.	120,285	9,369
	FactSet Research Systems Inc.	20,138	9,228
	Equitable Holdings Inc.	165,453	8,748
	Everest Group Ltd.	22,511	7,816
	KeyCorp	490,471	7,779
	Credicorp Ltd.	36,118	7,650
	Fidelity National Financial Inc.	137,401	7,525
	RenaissanceRe Holdings Ltd.	27,185	6,780
	Annaly Capital Management Inc.	296,998	5,628
	Ally Financial Inc.	145,438	5,090
	Franklin Resources Inc.	163,584	3,540
	CNA Financial Corp.	11,617	557
			2,380,968
Health Care (10.2%)
	Eli Lilly & Co.	424,376	313,049
	AbbVie Inc.	939,151	174,785
	UnitedHealth Group Inc.	487,497	147,180
	Abbott Laboratories	916,872	122,476
*	Intuitive Surgical Inc.	187,264	103,433
	Merck & Co. Inc.	1,344,137	103,283
*	Boston Scientific Corp.	778,558	81,951
	Amgen Inc.	284,265	81,919
	Thermo Fisher Scientific Inc.	202,424	81,540
	Stryker Corp.	191,814	73,396

		Shares	Market Value ($000)
	Gilead Sciences Inc.	661,532	72,821
	Pfizer Inc.	3,005,276	70,594
	Danaher Corp.	342,147	64,974
*	Vertex Pharmaceuticals Inc.	137,050	60,583
	Medtronic plc	680,431	56,462
	Bristol-Myers Squibb Co.	1,075,137	51,908
	Elevance Health Inc.	123,248	47,308
	Cigna Group	142,604	45,154
	Zoetis Inc.	239,338	40,360
	HCA Healthcare Inc.	98,109	37,418
	Regeneron Pharmaceuticals Inc.	55,388	27,156
	Becton Dickinson & Co.	153,224	26,445
*	Edwards Lifesciences Corp.	310,045	24,252
*	IDEXX Laboratories Inc.	43,064	22,107
*	Veeva Systems Inc. Class A	78,147	21,858
*	Alnylam Pharmaceuticals Inc.	68,249	20,786
	Cardinal Health Inc.	129,053	19,931
	ResMed Inc.	77,039	18,858
*	Dexcom Inc.	206,729	17,737
	Agilent Technologies Inc.	152,153	17,029
	GE HealthCare Technologies Inc.	240,922	16,995
*	Centene Corp.	267,410	15,093
	Humana Inc.	63,879	14,892
*	IQVIA Holdings Inc.	95,495	13,401
	STERIS plc	52,218	12,804
*	Insulet Corp.	37,001	12,026
	Labcorp Holdings Inc.	44,531	11,087
*	Waters Corp.	31,236	10,909
	Quest Diagnostics Inc.	58,806	10,193
*	Biogen Inc.	77,214	10,022
	Zimmer Biomet Holdings Inc.	104,958	9,674
*	Molina Healthcare Inc.	30,032	9,161
	Baxter International Inc.	269,648	8,224
	West Pharmaceutical Services Inc.	38,441	8,105
*	Hologic Inc.	117,764	7,321
*	Align Technology Inc.	39,717	7,186
*	Cooper Cos. Inc.	103,349	7,057
*	Illumina Inc.	84,419	6,943
	Royalty Pharma plc Class A	204,308	6,718
*	BioMarin Pharmaceutical Inc.	100,061	5,811
	Revvity Inc.	64,233	5,808
	Universal Health Services Inc. Class B	29,971	5,705
*	ICON plc	43,509	5,668
	Viatris Inc.	628,968	5,529
*	Incyte Corp.	84,268	5,482
*	Avantor Inc.	359,398	4,640
*	Moderna Inc.	171,271	4,549
	Bio-Techne Corp.	83,195	4,027
*	DaVita Inc.	24,978	3,404
			2,295,187
Industrials (8.3%)
	Visa Inc. Class A	914,476	333,957
	Mastercard Inc. Class A	432,268	253,136
	Accenture plc Class A	332,607	105,377
	American Express Co.	293,701	86,363
	Automatic Data Processing Inc.	217,888	70,929
	Deere & Co.	132,108	66,881
	Capital One Financial Corp.	335,673	63,492
	Trane Technologies plc	119,992	51,629
*	Fiserv Inc.	300,166	48,864
	Cintas Corp.	183,239	41,504
	Illinois Tool Works Inc.	155,128	38,019
	United Parcel Service Inc. Class B (XNYS)	386,362	37,686
*	PayPal Holdings Inc.	531,461	37,351
	Johnson Controls International plc	349,528	35,432
	CRH plc	364,082	33,190
	Carrier Global Corp.	444,580	31,654
*	Axon Enterprise Inc.	38,441	28,845
	Paychex Inc.	170,405	26,909

		Shares	Market Value ($000)
	FedEx Corp.	117,419	25,609
	PACCAR Inc.	272,555	25,579
	Verisk Analytics Inc.	74,663	23,455
	Fidelity National Information Services Inc.	285,555	22,733
*	Fair Isaac Corp.	12,570	21,699
	Otis Worldwide Corp.	211,488	20,165
	Ferguson Enterprises Inc.	106,006	19,329
	Vulcan Materials Co.	70,111	18,584
*	Block Inc. (XNYS)	294,331	18,175
	Martin Marietta Materials Inc.	32,479	17,784
	Ingersoll Rand Inc. (XYNS)	213,829	17,457
	Equifax Inc.	65,086	17,195
	Old Dominion Freight Line Inc.	102,483	16,415
	DuPont de Nemours Inc.	221,577	14,801
*	Keysight Technologies Inc.	92,322	14,498
	Veralto Corp.	130,849	13,220
	Dover Corp.	72,649	12,913
*	Mettler-Toledo International Inc.	11,031	12,746
	Synchrony Financial	205,988	11,875
*	Corpay Inc.	35,750	11,623
	Global Payments Inc.	134,861	10,197
*	Trimble Inc.	129,012	9,195
	Packaging Corp. of America	46,967	9,073
	TransUnion	102,801	8,803
	Snap-on Inc.	27,424	8,796
	Pentair plc	87,414	8,670
	Ball Corp.	156,415	8,381
	Expeditors International of Washington Inc.	73,827	8,322
*	Zebra Technologies Corp. Class A	27,104	7,854
	Masco Corp.	114,148	7,125
	Jack Henry & Associates Inc.	38,431	6,962
	Allegion plc	46,343	6,613
*	Builders FirstSource Inc.	60,010	6,462
	JB Hunt Transport Services Inc.	42,952	5,964
	CH Robinson Worldwide Inc.	61,534	5,905
	CNH Industrial NV	462,580	5,787
	Stanley Black & Decker Inc.	81,440	5,329
			1,876,511
Real Estate (2.5%)
	Prologis Inc.	489,770	53,189
	American Tower Corp.	247,447	53,115
	Welltower Inc.	326,623	50,391
	Equinix Inc.	51,085	45,405
	Digital Realty Trust Inc.	175,580	30,115
	Simon Property Group Inc.	171,427	27,955
	Realty Income Corp.	461,793	26,147
	Public Storage	83,794	25,843
	Crown Castle Inc.	230,346	23,115
*	CBRE Group Inc. Class A	162,071	20,262
	Extra Space Storage Inc.	110,804	16,748
*	CoStar Group Inc.	220,002	16,183
	AvalonBay Communities Inc.	75,151	15,539
	Iron Mountain Inc.	154,256	15,227
	Ventas Inc.	221,751	14,254
	Equity Residential	200,106	14,035
	SBA Communications Corp.	56,854	13,184
	Invitation Homes Inc.	324,190	10,925
	Mid-America Apartment Communities Inc.	61,552	9,642
	Essex Property Trust Inc.	33,803	9,597
	Sun Communities Inc.	66,744	8,239
	Kimco Realty Corp.	349,087	7,422
	UDR Inc.	173,968	7,208
	WP Carey Inc.	114,818	7,206
	Regency Centers Corp.	95,671	6,903
	Healthpeak Properties Inc.	370,204	6,445
	Alexandria Real Estate Equities Inc.	90,860	6,377
	Equity LifeStyle Properties Inc.	100,028	6,359
	Host Hotels & Resorts Inc.	369,321	5,721
	BXP Inc.	83,215	5,603

		Shares	Market Value ($000)
*	Zillow Group Inc. Class C	82,143	5,513
	Millrose Properties Inc.	65,351	1,821
*	Zillow Group Inc. Class A	24,564	1,625
			567,313
Technology (43.0%)
	Microsoft Corp.	3,942,331	1,814,891
	NVIDIA Corp.	12,405,321	1,676,331
	Apple Inc.	7,810,587	1,568,756
	Meta Platforms Inc. Class A	1,161,495	752,056
	Broadcom Inc.	2,438,054	590,180
	Alphabet Inc. Class A	3,115,871	535,120
	Alphabet Inc. Class C	2,572,382	444,636
*	Palantir Technologies Inc. Class A	1,091,222	143,801
	Oracle Corp.	847,286	140,251
	Salesforce Inc.	489,863	129,995
*	ServiceNow Inc.	108,838	110,045
	Intuit Inc.	144,740	109,057
*	Adobe Inc.	230,729	95,773
*	Advanced Micro Devices Inc.	853,313	94,487
	Texas Instruments Inc.	482,477	88,221
	QUALCOMM Inc.	591,947	85,951
	Applied Materials Inc.	431,346	67,613
*	Palo Alto Networks Inc.	344,443	66,278
*	Crowdstrike Holdings Inc. Class A	121,961	57,489
	Micron Technology Inc.	584,309	55,194
	Lam Research Corp.	681,344	55,046
*	AppLovin Corp. Class A	138,964	54,613
	KLA Corp.	70,464	53,333
*	MicroStrategy Inc. Class A	122,447	45,190
	Intel Corp.	2,297,556	44,917
*	Cadence Design Systems Inc.	144,455	41,469
*	DoorDash Inc. Class A	187,312	39,083
*	Synopsys Inc.	81,728	37,920
*	Fortinet Inc.	334,442	34,040
*	Snowflake Inc. Class A	165,471	34,032
*	Autodesk Inc.	114,170	33,808
	Roper Technologies Inc.	56,589	32,271
*	Workday Inc. Class A	112,156	27,782
	Marvell Technology Inc.	454,119	27,333
*	Cloudflare Inc. Class A	161,337	26,764
	NXP Semiconductors NV	135,571	25,912
	Cognizant Technology Solutions Corp. Class A	263,719	21,359
	Vertiv Holdings Co. Class A	189,685	20,473
	Corning Inc.	406,108	20,139
*	Datadog Inc. Class A	161,008	18,980
*	Atlassian Corp. Ltd. Class A	85,618	17,777
*	Gartner Inc.	39,934	17,428
	Monolithic Power Systems Inc.	24,884	16,471
	Microchip Technology Inc.	280,959	16,307
*	HubSpot Inc.	26,253	15,487
*	Zscaler Inc.	49,354	13,607
*	GoDaddy Inc. Class A	74,073	13,492
*	Tyler Technologies Inc.	22,460	12,959
	CDW Corp.	71,181	12,838
	HP Inc.	496,640	12,366
	Seagate Technology Holdings plc	102,807	12,125
	Hewlett Packard Enterprise Co.	695,557	12,019
	VeriSign Inc.	44,103	12,017
*	Zoom Communications Inc.	139,703	11,351
	NetApp Inc.	107,528	10,662
*	PTC Inc.	62,719	10,557
*	Super Micro Computer Inc. (XNGS)	262,509	10,506
*	Pinterest Inc. Class A	313,150	9,742
*	Check Point Software Technologies Ltd.	42,431	9,712
*	Twilio Inc. Class A	81,040	9,538
*	ON Semiconductor Corp.	225,107	9,459
*	Western Digital Corp.	183,097	9,439
*	Docusign Inc.	106,200	9,410
	SS&C Technologies Holdings Inc.	113,850	9,200

		Shares	Market Value ($000)
*	Okta Inc.	85,758	8,848
*	F5 Inc.	30,613	8,736
*	Pure Storage Inc. Class A	162,661	8,717
*	Flex Ltd.	202,006	8,545
	Gen Digital Inc. (XNGS)	287,848	8,198
*	MongoDB Inc.	37,943	7,165
	Teradyne Inc.	82,766	6,505
*	Akamai Technologies Inc.	78,901	5,991
	Skyworks Solutions Inc.	85,118	5,876
*	EPAM Systems Inc.	28,937	5,049
*	Sandisk Corp.	61,067	2,302
*	GLOBALFOUNDRIES Inc.	52,158	1,867
			9,692,857
Telecommunications (2.6%)
	Cisco Systems Inc.	2,115,794	133,380
	AT&T Inc.	3,805,293	105,787
	Verizon Communications Inc.	2,233,793	98,197
	Comcast Corp. Class A	1,987,728	68,716
	T-Mobile US Inc.	249,667	60,469
*	Arista Networks Inc.	546,084	47,313
	Motorola Solutions Inc.	87,335	36,277
*	Charter Communications Inc. Class A	48,998	19,416
	Juniper Networks Inc.	172,578	6,201
			575,756
Utilities (0.5%)
	Waste Management Inc.	212,527	51,213
	Republic Services Inc.	108,759	27,983
	Exelon Corp.	530,197	23,233
	American Water Works Co. Inc.	103,340	14,774
			117,203
Total Common Stocks (Cost $10,789,139)			22,513,675
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.342% (Cost $5,795)	57,958	5,795
Total Investments (99.9%) (Cost $10,794,934)			22,519,470
Other Assets and Liabilities—Net (0.1%)			20,554
Net Assets (100%)			22,540,024
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2025	100	29,580	(27)
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.